Segment disclosures (Disclosure of geographical areas assets and liabilities) (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Non-current assets	$ 18,331,648	$ 18,470,161	$ 15,562,851
Canada [Member]
Disclosure of operating segments [line items]
Non-current assets	0	82,737	51,192
California [Member]
Disclosure of operating segments [line items]
Non-current assets	10,273,524	10,162,415	8,336,079
Puerto Rico [Member]
Disclosure of operating segments [line items]
Non-current assets	$ 8,058,124	$ 8,225,009	$ 7,175,580